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                                                                                                  November 26, 1996

                                              PRAGMA INVESTMENT TRUST
                                            The PRAGMA Providence Fund
                                 Supplement to Prospectus Dated September 16, 1996
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The following disclosure should be read in conjunction with the section "How to Purchase Shares":

You may make  automatic  monthly  investments  in the Fund from your  bank,  savings  and loan or other  depository institution  account (your "Financial  Institution" or "FI"). Initial and subsequent  automatic monthly investments must be at least $50. The Adviser pays the costs  associated  with these  transfers,  but reserves the right,  upon thirty days' written notice,  to make reasonable  charges for this service.  Your Financial  Institution may impose its own charge for debiting  your account  which would reduce your return from an  investment  in the Fund.  If you wish to make automatic  monthly  investments in the Fund,  complete the  application  form below and send it to MGF
Service  Corp.,  P.O.  Box  5354,  Cincinnati,   Ohio  45201-5354,   or  telephone  1-800-738-2065  for  additional
information.  If you are not currently a shareholder  in the Fund,  you must also complete the account  application included in this Prospectus.

AUTOMATIC MONTHLY INVESTMENTS
Automatic monthly  investments are available for all established  accounts of the Fund. There is no charge for this service,  and it offers the convenience of automatic  investing on a regular basis.  The minimum  investment is $50 per month.  Though a continuous  program of 12 monthly  investments is  recommended,  automatic  investments may be discontinued by the shareholder at any time.
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Please invest $ _________________ per month in the Fund.             ABA Routing Number
                                                                     of your FI____________________________________

                                                                     FI Account Number_____________________________

                                                                     o  Checking Account   o  Savings Account
___________________________________________________________
Name of Financial Institution (FI)                                   Please make my automatic investment on:

                                                                     o  the last business day of each month
___________________________________________________________          o  the 15th day of each month
City                                    State                        o  both the 15th and last business day


X__________________________________________________________          X____________________________________________
(Signature of Depositor EXACTLY as it appears on FI Records)              (Signature of Joint Tenant - if any)

  (Joint Signatures are required when bank account is in joint names. Please sign exactly as signature appears on your FI's records.)

     PLEASE ATTACH A VOIDED CHECK.

INDEMNIFICATION TO SHAREHOLDER'S FINANCIAL INSTITUTION
   In consideration of your  participation in a plan which MGF Service Corp. ( MGF ) has put into effect,  by which amounts,  determined by your  depositor,  payable to the Fund, for purchase of shares of the Fund, are collected by
MGF, MGF hereby agrees:
   MGF will indemnify and hold you harmless from any liability to any person or persons  whatsoever  arising out of the payment by you of any amount  drawn by the Fund to its own order on the account of your  depositor  or from any liability  to any  person  whatsoever  arising  out of the  dishonor  by you  whether  with  or  without  cause  or intentionally  or  inadvertently,  of any such  amount.  MGF will defend,  at its own cost and expense,  any action which might be brought  against you by any person or persons  whatsoever  because of your actions taken pursuant to the  foregoing  request or in any manner  arising by reason of your  participation  in this  arrangement.  MGF will refund  to you any  amount  erroneously  paid by you to the Fund if the  claim  for the  amount  of such  erroneous payment is made by you within six (6) months from the date of such erroneous  payment;  your  participation in this arrangement  and that of the Fund may be  terminated  by thirty (30) days  written  notice from either party to the other.

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